Contents of Significant Accounts - Aging Analysis of Accounts Receivable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of financial assets [line items]
Accounts receivable	$ 29,237,550	$ 954,851	$ 36,444,510
Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	29,316,612		36,653,611
Neither past due [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	25,707,008		30,545,437
Past due [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	3,609,604		6,108,174
Past due [member] | Less than or equal to 30 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	3,008,126		5,303,765
Past due [member] | 31 to 60 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	78,668		130,408
Past due [member] | 61 to 90 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	5,599		3,247
Past due [member] | 91 to 120 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	0		7,886
Past due [member] | Greater than or equal to 121 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	$ 517,211		$ 662,868